SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (Allowance for Doubtful Accounts Receivable [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2009	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2010 PUGET SOUND ENERGY, INC.	Dec. 31, 2009 PUGET SOUND ENERGY, INC.
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 6,392	$ 0	$ 9,784	$ 8,094	$ 9,784	$ 8,094	$ 6,392
Additions Charged to Costs and Expenses	1,285	25,378	18,449	23,875	18,449	23,875	20,220
Deductions	7,677	17,284	19,738	22,185	19,738	22,185	18,518
Balance at End of Period	$ 0	$ 8,094	$ 8,495	$ 9,784	$ 8,495	$ 9,784	$ 8,094